SCHEDULE OF AMOUNTS RECEIVABLE (Details) - CAD ($)	Mar. 31, 2022	Dec. 31, 2021
Schedule Of Amounts Receivable
Trade accounts receivable	$ 1,458,502	$ 951,314
Corporate taxes receivable	182,820	182,820
GST receivable	310,123	272,993
Trade and other receivables	$ 1,951,445	$ 1,407,127